N-4	Jun. 24, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-15
Entity Central Index Key	0001755596
Entity Investment Company Type	N-4
Document Period End Date	Jun. 24, 2025
Amendment Flag	false
Nationwide Advisory Retirement Income Annuity
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective June 26, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I

Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITStrategicIncomeFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I
Nationwide Advisory Retirement Income Annuity - New York
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective June 26, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I

Nationwide Advisory Retirement Income Annuity - New York | NationwideVariableInsuranceTrustNVITStrategicIncomeFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I